Note 20 - Discontinued Operations (Tables)	12 Months Ended
Jun. 30, 2025
Notes Tables
Disposal Groups, Including Discontinued Operations [Table Text Block]
	Year Ended
	June 30,
	2024	2023
	(in thousands)
Net revenue	$15,819	$33,600
Cost of sales	(10,287)	(19,197)
Selling and marketing	(4,875)	(17,217)
General and administrative	(2,560)	(3,096)
Research and development	(22)	(116)
Amortization of intangible assets	(1,529)	(1,097)
Restructuring costs	(209)	—
Impairment expense	—	(2,975)
Gain from contingent consideration	—	391
Interest expense	(35)	(55)
Loss from discontinued operations before income taxes	(3,698)	(9,762)
Income tax benefit	374	263
Net loss from discontinued operations, net of tax	$(3,324)	$(9,499)
	June 30,
	2024	2023
	(in thousands)
ASSETS
Current assets of discontinued operations:
Accounts receivable, net	$91	$209
Inventories	492	3,487
Prepaid expenses and other current assets	538	1,735
Total current assets of discontinued operations	1,121	5,431
Non-current assets of discontinued operations:
Property and equipment, net	—	36
Operating lease right-of-use assets	—	226
Intangible assets, net	—	1,529
Other non-current assets	44	91
Total current assets of discontinued operations	44	1,882
Total current and non-current assets of discontinued operations	$1,165	$7,313

LIABILITIES
Current liabilities of discontinued operations:
Accounts payable	$126	$929
Accrued liabilities	431	837
Total current liabilities of discontinued operations	$557	$1,766